CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Net allowance, available for sale maturities, for expected credit losses		$ 1.0	$ 2.9
Fixed income securities, available for sale amortized cost		4,861.1	4,330.0
Fixed income securities, trading, amortized cost		1,207.7	1,527.0
Short term investments available for sale, amortized cost		261.9	93.6
Short-term investments, trading, amortized cost		1.0	2.1
Catastrophe Bonds, Fair Value Disclosure		1.0	1.6
Privately-held investments, available for sale, amortized cost		24.0	14.7
Privately-held investments, cost, trading at fair value		288.0	494.9
Unpaid losses recoverable from reinsurers (net of allowance for expected credit losses of 2024: $27.5 and 2023: $3.7)		27.5	3.7
Underwriting premiums receivables, allowance for expected credit losses		24.6	21.0
Fixed income securities, trading	[1]	1,199.9	1,485.7
Privately-held Investments	[2]	286.8	475.0
Privately-held Investments, available for sale, at fair value	[2]	24.2	14.9
Other Investments	[3]	267.2	209.3
Restricted cash		181.9	323.2
Accrued expenses and other payables	[4]	237.2	214.4
Asset Management Arrangement
Accrued expenses and other payables		4.0	2.1
Management Consulting Agreement
Accrued expenses and other payables		1.3	1.2
Fair Value, Recurring [Member] | CLOs
Fixed income securities, AFS , RP		14.0	0.0
Fixed income securities, trading		74.9	129.8
Fair Value, Recurring [Member] | Apollo originating partnership
Privately-held Investments		73.6	112.4
Privately-held Investments, available for sale, at fair value		0.0	14.9
Fair Value, Recurring [Member] | Funds managed by Apollo
Other Investments		$ 78.6	$ 39.8

[1]	Fixed income securities, available for sale includes related party investments totaling $14.0 million (2023 — $Nil). Fixed income securities, trading at fair value includes related party investments totaling $74.9 million (2023 — $129.8 million).
[2]	Privately-held investments, trading at fair value include related party investments totaling $73.6 million (2023 — $112.4 million). Privately-held investments, available for sale include related party investments totaling $Nil (2023 — $14.9 million).
[3]	Other investments includes related party investments in Funds Managed by Apollo of $78.6 million (2023 — $39.8 million).
[4]	Includes amounts due to related parties of $4.0 million for investment management fees (2023 — $2.1 million), and $1.3 million for management consulting fees (2023 — $1.2 million).